INVESTMENT IN NON-CONSOLIDATED AFFILIATES (Schedule of Equity Method Investments) (Details) - CNY (¥)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
Total carrying value, equity method investments	¥ 66,184,775	¥ 81,941,685
2012 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value, equity method investments	¥ 66,184,775	75,552,753
2013 Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value, equity method investments		788,932	¥ 4,500,000
2014 Third Affiliate Company [Member]
Schedule of Equity Method Investments [Line Items]
Total carrying value, equity method investments	¥ 2,423,934	¥ 5,600,000